SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Company. Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

(b) Principles of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and with the rules and regulations of the U.S. Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating activities.

(c) Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities on the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, management reviews these estimates and assumptions using the currently available information. Changes in facts and circumstances may cause the Company to revise its estimates. In accordance with ASC 250, the changes in estimates will be recognized in the same period of changes in facts and circumstances. The Company bases its estimates on past experiences and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Estimates are used when accounting for items and matters including, but not limited to, allowances for expected credit losses, product warranty provision, estimates for inventory provisions, useful lives and impairment of long-lived assets, and valuation allowance for deferred tax assets.

(d) Functional currency and foreign currency translation

The Company’s reporting currency is the United States dollars (“$”). The functional currency of the Company and its subsidiary which is incorporated in BVI, Cayman islands and Hong Kong is United States dollars (“$”). The functional currencies of the other subsidiaries are their respective local currencies (“RMB”). The determination of the respective functional currency is based on the criteria set out by Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Revenues and expenses of its subsidiaries have been translated into U.S. dollars at average exchange rates prevailing during the period. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of shareholders’ equity. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Exchange gains or losses arising from foreign currency transactions are included in the determination of net loss for the respective periods.

RMB is not a fully convertible currency. All foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC, which are determined largely by supply and demand. Translation of amounts from RMB into US dollars has been made at the following exchange rates for the respective periods:

Year ended December 31, 2023
Balance sheet, except for equity accounts	RMB	7.0999 to US$1.00
Income statement and cash flows	RMB	7.0811 to US$1.00

Year ended December 31, 2024
Balance sheet, except for equity accounts	RMB	7.2993 to US$1.00
Income statement and cash flows	RMB	7.1957 to US$1.00

Year ended December 31, 2025
Balance sheet, except for equity accounts	RMB	6.9931 to US$1.00
Income statement and cash flows	RMB	7.1875 to US$1.00

(e) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and in banks and highly liquid investments, which are unrestricted from withdrawal or use, or which have original maturities of three months or less.

(f) Restricted cash

Restricted cash represents for (a) frozen cash relating to the court order; (b) security deposits held in designated bank accounts for the repayment of the notes payable, and (c) security deposit for executing the sales contract with one customer.

The Company had restricted cash of $128,866 and $171,487 as at December 31, 2025 and 2024, which was recorded under the assets of discontinued operations. This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note20-ii) Litigation.

(g) Short term investment

The Company classifies fund investments with original investment terms exceeding three months but less than one year as short-term investments. As of December 31, 2025 and 2024, the Company held short-to-medium term money market funds with fair values of approximately $7,165,232 and $7,028,594, respectively. Related investment income has been recognized in the consolidated statements of operations and comprehensive loss, with investment gains of $136,638, $28,594, and nil recorded for the years ended of December 31, 2025, 2024, and 2023, respectively.

(h) Accounts receivable

Accounts receivable are recorded at the gross billing amount less an allowance for expected credit losses from the customers. Accounts receivable do not bear interest.

Since July 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), using the modified retrospective transition method. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. Upon adoption, the Company changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost and receivables resulting from the application of ASC 606, including contract assets.

The Company maintains an allowance for credit losses in accordance with ASC Topic 326, Credit Losses (“ASC 326”) and records the allowance for credit losses as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance in the combined statements of operations and comprehensive income (loss). The Company assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, services or product offerings and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect from customer.

The Company is in the battery technology industry and generates its revenue from the battery trading business. Historical credit losses from accounts receivable and retention receivable provides the starting point for management’s assessment of the reserve for credit losses. The Company determined the CECL by estimating historical credit loss experience based on the Company’ industry demand, risk profile, or past due status and adjusted as appropriate to reflect current conditions and estimates of future economic conditions (such as GDP factor or unemployment factor).

The Company estimated the credit losses for accounts receivable based on historical credit loss experience using the roll-rate method. By utilizing the historical aging data from January 2018 to December 31, 2025, the Company estimated the credit losses on accounts receivable based on rolling loss ratio for the past three years on a semi-annual basis. In assessing relevant information, management scored its assessment of current economic conditions and future expectations, credit ratings, security deposit, and default cover age proportionally, and determined that a 100% credit loss shall be reserved for accounts receivable overdue three years.

The Company estimates credit losses for retention receivables arising from its trading business. The Company estimates the credit losses primarily based on a forward-looking assessment. This assessment incorporates macroeconomic factors and industry-specific trends, including significant economic growth rates, inflation rates, unemployment rates, and demand from the battery industry, for the period from 2020 to 2029. The balance of the allowance for credit losses recorded in continuing operations was nil as of December 31, 2025, 2024, and 2023.

(i) Inventories, net

Inventories consist of finished goods and are stated at the lower of cost or net realizable value. Cost is calculated on the first in first out (“FIFO”), which includes the purchase price, shipping and handling costs. The Company records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Company also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the products less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(j) Property, plant and equipment, net

Property, plant and equipment (including construction in progress) are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets except the depreciation method for mold and tooling:

Category	Estimated Useful Life
Office equipment	4 – 5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

The cost and accumulated depreciation of property, plant and equipment sold are removed from the consolidated balance sheets and resulting gains or losses are recognized in the consolidated statements of operations and comprehensive loss. During the years ended December 31, 2025, 2024 and 2023, the Company incurred depreciation expense of $43,852, nil and nil, respectively.

(k) Intangible assets, net

Intangible assets consist of software and patents, which are carried at acquisition cost less accumulated amortization and impairment, if any. Intangible assets are amortized using straight-line method over the estimated economic useful lives of the assets. The useful lives are based on the Company’s historical experience with similar assets and take into account the anticipated technological changes. The amortization expenses of software and patents are recorded in general and administrative expenses depending upon the nature of activities.

The Company reviews the estimated useful lives of assets annually to determine the amount of amortization expense to be recorded during any financial year. The amortization expense for future periods is adjusted if there are significant changes from previous estimates. Estimated useful lives of intangible assets are as follows:

Category	Estimated useful lives
Software	2-5 years
Patents	5 years

(l) Impairment of long-lived assets

Property, plant, and equipment and intangible assets with definite lives are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying value of the asset exceeds the fair value of the asset.

No impairment for property, plant and equipment or intangible assets was recorded for the years ended December 31, 2025, 2024 and 2023.

(m) Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Company uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Company will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

The Company’s financial instruments include cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, other receivables (included in “other current assets”), accounts payable, long-term loan payable, amounts due to related parties, short-term borrowings, contract liabilities and other payables (included in “accrued expenses and other current liabilities”), of which the carrying values approximate their fair value. Lease liabilities are measured at amortized cost using discounted rates reflected time value of money.

(n) Warrant Shares

The Company issued warrant shares to a group of original institutional shareholders of Huizhou Yipeng and eligible to exchange the Company’s Class A ordinary shares at the par value of $0.0128 per share upon the completion of the approvals from and filings and registrations with competent branches of Chinese State Administration of Foreign Exchange (“SAFE”) office, National Development and Reform Commission (“NDRC”) and Ministry of Commerce (“ MOFCOM”) as well as other competent PRC governmental authorities with jurisdiction of the outbound direct investment by PRC entities (the “ODI Approvals”) (“Warrant Shares “).

The accounting treatment of warrant shares is determined pursuant to the guidance provided by ASC 815, Derivatives and Hedging (“ASC 815”), as applicable. The freestanding equity-linked instrument that becomes issuable, exercisable, or settleable only upon the occurrence or nonoccurrence of a specified event is considered issued for accounting purpose and evaluated under ASC 815-40. After evaluation that the Warrant Shares are indexed to and settled in the Company’s own stock, management classified the issued Warrant Shares as equity.

In November 2023, the Company issued 82,368 Warrant Shares to certain holders, and the holders of Warrant Shares exercised all of their warrants converted into 28,775 Class A ordinary shares on October 29, 2024 upon the completion of the ODI Approvals on September 11, 2024.

(o) Revenue recognition

From January 1, 2019, the Company adopted the new guidance of ASC Topic 606, Revenue from Contracts with Customers (Topic 606), which requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

The core principle is that the Company recognizes revenue to depict the transfer of promised goods to customers in an amount that reflects the consideration to which the Company expects to be entitled. This principle is centered on the transfer of control of the promised goods to the customer—revenue is recognized when the customer obtains control, rather than when the risks and rewards of ownership are transferred. Control refers to the ability to direct the use of the asset and obtain substantially all of the remaining benefits from it, including the ability to prevent other entities from directing its use or obtaining its benefits.

The Company primarily engages in trading activities, specialising in the sale of energy storage batteries. The Company generates revenue from sales of battery packs, battery cells, lithium battery energy storage system complete equipment and supporting accessories through sales contract including master agreements and sales orders from the customers, which contain fixed sales price, payment terms, specifications, delivery and acceptance terms, transportation terms, etc., and are all signed-off and stamped. The Company applied the guidance of ASC Topic 606-10-25-16 through 18 in order to verify which promises should be assessed for classification as distinct performance obligations.

The Company also identifies only one performance obligation in the contract which is to deliver battery energy storage system.

Revenue is recognized at the point in time upon the customer’s acceptance of products, which is when control of the promised goods is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to for the products sold.

The Company presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A receivable is recorded when the Company has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

The Company provides a standard warranty on its products, which is not sold separately and does not constitute a separate performance obligation. The warranty period generally ranges from one to five years (or a minimum of 6,000 charge discharge cycles). The estimated warranty costs are accrued at the time revenue is recognized.

Net revenues by product:

	For the years ended December 31,
	2025	2024	2023
Lithium battery energy storage system complete equipment & supporting accessories	$2,053,466	$-	$-
Total consolidated revenue	$2,053,466	$-	$-

Contract Balances

Contract asset represent the Company’s right to consideration in exchange for goods or services that the entity has transferred to a customer when that right is conditioned on something other than the passage of time.

The contract liabilities are advances from customers, which represent the cash received for goods and services in advance of revenue recognition and is recognized as revenue when the Company fulfills its performance obligation. The Company’s advances from customers amounted to $2,038,433 and $104,660 as of December 31, 2025 and 2024 respectively.

The table below presents the activity of contract liabilities during the years ended December 31, 2025, 2024 and 2023, respectively:

	For the years ended December 31,
	2025	2024	2023
Balance at beginning of year	$104,660	$-	$-
Deposits received	2,519,702	104,660	-
Revenue recognized	(590,511)	-	-
Exchange difference	4,582	-	-
Balance at end of year	$2,038,433	$104,660	$-

(p) Product warranty

The Company provides a standard warranty on its products sold, which entails repair or replacement of non-conforming items, in conjunction with the sales of products.

The Company’s product warranty generally ranges from one to five years (or a minimum of 6,000 charge-discharge cycles). The Company establishes a reserve for the estimated cost of the product warranty at the time revenue is recognized. The warranty liability recorded at each balance sheet date reflects management’s best estimates of its product warranty based on historical information and other currently available evidence, including actual claims incurred to date and an estimate of the nature, frequency and costs of future claims for each customer.

The Company review and adjust the estimates to ensure that accruals are adequate to meet expected future warranty obligations. Initial warranty data is limited early in the launch of a new product and accordingly, future adjustments to the warranty accrual may be material.

The portion of the warranty that is expected to incur within the next 12 months is recorded in current liabilities, while the remaining balance is recorded in non-current liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of selling expenses.

The Company considers the standard warranty is not providing incremental service to customers rather than assurance to the quality of the battery and energy storage system products, and therefore is not a separate performance obligation and should be accounted for in accordance with ASC 460, Guarantees.

(q) Cost of revenue

Cost of revenue includes the purchase cost of finished goods and related shipping and handling costs. Cost of revenue also includes charges to write-down the carrying value of the inventories when it exceeds its estimated net realizable value and to provide for on-hand inventories that are either obsolete or in excess of forecasted demand.

(r) Research and development expenses

All costs associated with research and development (“R&D”) is expensed as incurred.

(s) Selling, general and administrative expenses

Selling expenses consist primarily of employee salaries, and transportation cost as incurred. For the years ended December 31, 2025, 2024 and 2023, selling expenses were $26,146, nil and nil, respectively.

For the years ended December 31, 2025, 2024 and 2023, provision for warranty liability were $82,139, nil and nil, respectively.

General and administrative expenses consist primarily of employee salaries for employees involved in general corporate functions and those not specifically dedicated to R&D activities, depreciation and amortization expenses, consultant fee paid by shares, legal, and other professional services fees, lease and other general corporate related expenses. For the years ended December 31, 2025, 2024 and 2023, general and administrative expenses were $1,449,764, $2,040,514 and nil, respectively.

(t) Employee benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. For the years ended December 31, 2025, 2024 and 2023, employee benefits expenses were $10,769, $9,060 and nil respectively.

(u) Other income, net

Other income (expense) mainly consists of non-operational activities such as gain from debt forgiveness, loss on dissolution of a subsidiary, investment income and other miscellaneous items.

For the years ended December 31, 2025, 2024 and 2023, the Company recognized other income (expenses) as below:

	For the years ended December 31,
	2025	2024	2023
Gain from debt forgiveness	$34,233	-	-
Loss on dissolution of a subsidiary*	(32,172)	-	-
Investment income	136,638	29,006	-
Others	(1,548)	-	-
Total other income	$137,151	$29,006	$-

*	During the year ended December 31, 2025, the Company completed the voluntary dissolution and liquidation of its wholly-owned subsidiary, Elong Power (Zibo). As a result of the liquidation, the Company recognized a loss of $32,172, which is included in other income, net. This loss primarily represents the difference between the carrying amount of the net assets derecognized and the proceeds realized upon liquidation.

(v) Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences betwee2n carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

Uncertain tax positions

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. Interest and penalties related to uncertain tax positions, if any, are recorded under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive loss. The Company did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2025, 2024 and 2023. As of December 31, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions.

(w) Value-added tax (“VAT”)

The Company is subject to statutory VAT of 13% for revenue from sales of battery and energy storage system products in PRC. The Company charges customers Output VAT on revenue generated from sales of products and pays vendors Input VAT on qualified supply purchases. Net VAT balance between input VAT and Output VAT is recorded in the line item of prepaid expenses and other current assets on the consolidated balance sheets as of December 31, 2025 and 2024, respectively.

(x) Comprehensive income (loss)

The Company applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Company during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the periods presented, the Company’s comprehensive loss includes net loss and other comprehensive loss, which primarily consists of the foreign currency translation adjustments.

(y) Lease

From January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Company elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Company assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Company recognizes operating lease expenses on a straight-line basis over the lease term.

Right-of-use of assets

The Company recognises right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. Operating lease expense of $26,719, nil and nil was presented in operations as of December 31, 2025, 2024 and 2023 respectively. There was no impairment for right-of-use lease assets for the years ended December 31, 2025, 2024 and 2023.

Lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Company is reasonably certain to exercise. Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Company assessment of option purchases, contract extensions or termination options.

Finance lease

A lease is classified as a finance lease if it meets any of the following criteria at lease commencement:

1.	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term
2.	The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
3.	The lease term is for the major part of the remaining economic life of the underlying asset. However, if the commencement date falls at or near the end of the economic life of the underlying asset, this criterion shall not be used for purposes of classifying the lease.
4.	The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset.
5.	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Finance leases are recorded as both an asset and a liability at the lower of the fair value of the asset and the present value of the minimum lease payments at the commencement of the lease term. Finance lease payments are apportioned between the finance charge and the reduction of the outstanding liability.

(z) Net loss per share

The Company complies with accounting and disclosure requirements ASC Topic 260, “Earnings Per Share.” Earnings (losses) per ordinary share is computed by dividing net income by the weighted average number of ordinary shares issued and outstanding for the periods except that it does not include ordinary shares subject to forfeiture or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, warrants, and unvested restricted shares. The dilutive effect of outstanding stock options, warrants, and restricted shares is reflected in diluted earnings per share by application of the treasury stock method and the if-converted method, respectively. For the years ended December 31, 2025, 2024 and 2023, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the income of the Company. As a result, diluted earnings per ordinary share is the same as basic earnings per ordinary share for the periods presented.

In according with ASC 260-10-45, the 235 Indemnity Escrow Shares and 7,032 Earnout Escrow Shares are considered contingently returnable shares and therefore are excluded from the computation of basic and diluted earnings per share for the years ended December 31, 2025, 2024 and 2023 (on a retroactively adjusted basis).

(aa) Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and in assessing performance. The Company’s revenue segments have similar economic characteristics and they are managed as a single business unit. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s CODM has been identified as the chief executive officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has determined that there is only one reportable operating segment.

(bb) Recent accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company has adopted ASU 2023-07 for annual periods beginning from January 1, 2024 (See Note 4).

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024-04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Company is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statements.

In February 2025, the FASB issued ASU 2025-02, Liabilities (Topic 405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”), amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121, Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for Its Platform Users, as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Company’s financial statements.

In July 2025, the FASB issued ASU 2025-05 - Financial Instruments—Credit Losses (Topic 326). The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. An entity that elects the practical expedient and the accounting policy election, if applicable, should apply the amendments in this Update prospectively. The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is evaluating the impact of the adoption of this guidance. We believe the future adoption of this ASU is not expected to have a material impact on its financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (“Topic 815”) and Revenue from Contracts with Customers (“Topic 606”): Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract (“ASU 2025-07”). ASU 2025-07, expands an existing scope exception under Topic 815 to exclude non-exchange-traded contracts where the underlying is based on the operations or activities specific to one of the contract parties. The Company is currently evaluating the impact of this ASU on its financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments — Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, which clarifies the scope and disclosure requirements for interim financial reporting under ASC 270. The amendments introduce a principle requiring disclosure of events and transactions occurring after the end of the most recent annual reporting period that have a material impact on the entity and consolidate certain interim disclosure requirements. The amendments are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact that adoption of this ASU will have on its interim financial statement disclosures.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Other accounting standards that have been issued by FASB but do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.